Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2022	2021	2022	2021
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$249	$82	$24,156	$12,380
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	1,899	910	14,362	60,408
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(427)	(89)	34,026	33,047
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(2,481)	(60)	57,780	26,320
		$(760)	$843	$130,324	$132,155